Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

September 24, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                   RE:     Genworth Variable Insurance Trust (the “Registrant”)
                               File Nos. 333-151541 and 811-22205

Dear Sir or Madam:

     On behalf of the Registrant, and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 2 under the 1933 Act and Amendment No. 3 under the Investment Company Act of 1940, as amended, (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is to become effective on December 8, 2009.

     The Amendment is being filed for the purpose of registering six new funds, or series, of the Registrant known as the Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund, Genworth Growth Allocation Fund, Genworth Enhanced Small Cap Index Fund, and Genworth Enhanced International Index Fund (the “Funds”). The Funds are registering two classes of shares, the Service Class Shares and the Institutional Class Shares.

     Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) making certain other non-material changes to the prospectuses and statement of additional information relating to the Funds.

     Please direct questions or comments relating to this filing to me at (215) 564-8554 or, in my absence, to Kenneth L. Greenberg at (215) 564-8149.

                                                                Very truly yours,

                                                                /s/ Alexander F. Smith
                                                                Alexander F. Smith